Accounting Principles - Additional Information (Detail) $ / shares in Units, $ in Thousands					3 Months Ended		4 Months Ended	6 Months Ended
	May 03, 2024 USD ($) $ / shares shares	Nov. 14, 2023 USD ($)	Nov. 06, 2023 USD ($) $ / shares shares	Nov. 01, 2023 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	May 03, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) SegmentUnit shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Nov. 17, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of changes in accounting estimates [line items]
Number of operating and reportable segments | SegmentUnit								1
Cash and cash equivalents					$ 35,590	$ 59,809		$ 35,590	$ 59,809	$ 61,533		$ 143,251
Bank deposits					131,100			131,100
Gain on change in fair value measurement recognized					$ 2,255	$ 0		$ 8,761	$ 1,766
"Class A" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares	10,000,000						10,000,000
Share issuance price | $ / shares	$ 5						$ 5
"Class B" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares	18,000,000						18,000,000
Share issuance price | $ / shares	$ 5						$ 5
Ordinary shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares					72,698,158	72,325,229		72,698,158	72,325,229	72,339,441		72,093,873
Preference shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares					28,000,000	28,000,000		28,000,000	28,000,000	28,000,000		28,000,000
Conversion ratio description		Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
Conversion ratio		1
Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of ordinary shares			$ 80,000
Share issuance price | $ / shares			$ 5
Proceeds from sale of preferred shares	$ 140,000
Astra Zeneca [Member] | Ordinary shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares			16,000,000
Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Collaboration agreement, upfront payment received				$ 25,000
Total upfront payments		$ 109,100
Joint Collaboration and Research Agreement [Member] | Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Initial term for selection of candidate products				5 years
Subsequent Investment Agreement (SIA) [Member]
Disclosure of changes in accounting estimates [line items]
Initial fair value amount	$ 57,000	48,400					$ 57,000						$ 42,700
Gain on change in fair value measurement recognized							$ 14,300
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Fair value of ordinary shares				$ 44,300
Reallocated proceeds from sale of ordinary shares				35,700
AZ JRCA, IIA and SIA [Member]
Disclosure of changes in accounting estimates [line items]
Deferred revenue		$ 84,100
Top of Range [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Variable consideration amount				220,000							$ 253,000
Bottom of Range [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Variable consideration amount				$ 70,000							$ 80,000